Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Sohu.com Ltd
Entity Central Index Key	0001734107
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	Level 18, Sohu.com Media Plaza Block 3, No. 2 Kexueyuan South Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100190
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	39,268,698
Entity Voluntary Filers	No
Entity Shell Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Level 18, Sohu.com Media Plaza Block 3, No. 2 Kexueyuan South Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100190
Contact Personnel Name	Joanna Lv
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, par value US$0.001 per share
Trading Symbol	SOHU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ